STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012
Cash flows from operating activities
Net income (loss)	$ 121,234		$ 395,757
Adjustments to reconcile net income (loss) to net cash used in operating activities
Share of income from operating limited partnerships	(863,845)		(1,284,829)
Changes in assets and liabilities
Accounts payable and accrued expenses	1,800		5,000
Accounts payable - affiliates	(484,374)		(377,033)
Other assets	339,318		(339,418)
Net cash used in operating activities	(885,867)		(1,600,523)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	608,520	[1]	1,284,829
Net cash provided by investing activities	608,520		1,284,829
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(277,347)		(315,694)
Cash and cash equivalents, beginning	1,302,447		1,618,141
Cash and cash equivalents, end	1,025,100		1,302,447
Series Seven [Member]
Cash flows from operating activities
Net income (loss)	0		0
Adjustments to reconcile net income (loss) to net cash used in operating activities
Share of income from operating limited partnerships	0		0
Changes in assets and liabilities
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	0		0
Other assets	0		0
Net cash used in operating activities	0		0
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	[1]	0
Net cash provided by investing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0		0
Cash and cash equivalents, beginning	0		0
Cash and cash equivalents, end	0		0
Series Nine [Member]
Cash flows from operating activities
Net income (loss)	77,368		124,050
Adjustments to reconcile net income (loss) to net cash used in operating activities
Share of income from operating limited partnerships	(215,680)		(278,008)
Changes in assets and liabilities
Accounts payable and accrued expenses	(9,100)		35,000
Accounts payable - affiliates	(282,823)		85,445
Other assets	0		0
Net cash used in operating activities	(430,235)		(33,513)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	215,680	[1]	278,008
Net cash provided by investing activities	215,680		278,008
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(214,555)		244,495
Cash and cash equivalents, beginning	316,051		71,556
Cash and cash equivalents, end	101,496		316,051
Series Ten [Member]
Cash flows from operating activities
Net income (loss)	(49,977)		223,667
Adjustments to reconcile net income (loss) to net cash used in operating activities
Share of income from operating limited partnerships	(67,526)		(338,168)
Changes in assets and liabilities
Accounts payable and accrued expenses	5,000		0
Accounts payable - affiliates	(322,624)		96,512
Other assets	339,418		(339,418)
Net cash used in operating activities	(95,709)		(357,407)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	67,526	[1]	338,168
Net cash provided by investing activities	67,526		338,168
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(28,183)		(19,239)
Cash and cash equivalents, beginning	250,847		270,086
Cash and cash equivalents, end	222,664		250,847
Series Eleven [Member]
Cash flows from operating activities
Net income (loss)	(22,413)		(77,985)
Adjustments to reconcile net income (loss) to net cash used in operating activities
Share of income from operating limited partnerships	(101,525)		(54,381)
Changes in assets and liabilities
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	68,632		(181,362)
Other assets	0		0
Net cash used in operating activities	(55,306)		(313,728)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	[1]	54,381
Net cash provided by investing activities	0		54,381
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(55,306)		(259,347)
Cash and cash equivalents, beginning	205,808		465,155
Cash and cash equivalents, end	150,502		205,808
Series Twelve [Member]
Cash flows from operating activities
Net income (loss)	49,560		(110,223)
Adjustments to reconcile net income (loss) to net cash used in operating activities
Share of income from operating limited partnerships	(160,100)		(44,097)
Changes in assets and liabilities
Accounts payable and accrued expenses	0		(30,000)
Accounts payable - affiliates	(37,065)		(169,476)
Other assets	0		0
Net cash used in operating activities	(147,605)		(353,796)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	160,100	[1]	44,097
Net cash provided by investing activities	160,100		44,097
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	12,495		(309,699)
Cash and cash equivalents, beginning	170,287		479,986
Cash and cash equivalents, end	182,782		170,287
Series Fourteen [Member]
Cash flows from operating activities
Net income (loss)	66,696		236,248
Adjustments to reconcile net income (loss) to net cash used in operating activities
Share of income from operating limited partnerships	(319,014)		(570,175)
Changes in assets and liabilities
Accounts payable and accrued expenses	5,900		0
Accounts payable - affiliates	89,506		(208,152)
Other assets	(100)		0
Net cash used in operating activities	(157,012)		(542,079)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	165,214	[1]	570,175
Net cash provided by investing activities	165,214		570,175
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	8,202		28,096
Cash and cash equivalents, beginning	359,454		331,358
Cash and cash equivalents, end	$ 367,656		$ 359,454

[1]	Partnership proceeds from disposition does not include $101,525 and $153,800 recorded as a receivable as of March 31, 2013 for Series 11 and Series 14, respectively.